Acquisitions, Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Acquisitions, Goodwill and Intangible Assets
Acquisitions, Goodwill and Intangible Assets

6. Acquisitions, Goodwill and Intangible Assets

On October 1, 2018, the Group entered into a series of business and asset transfer agreements with Yixia Tech to acquire the whole of the live streaming business of Yizhibo, which was previously operated by Yixia Tech. The acquisition included the Yizhibo APP and related assets/technology, employees and business contracts with a cash consideration of $50 million. The Group paid $40 million consideration payable to Yixia Tech in 2018 and settled the rest $10 million in 2019 (Note 10). The Group engaged an independent valuation firm to help management determine the value of assets and liabilities from the acquisition. Total identifiable intangible assets acquired on acquisition date included supplier-relationship of $9.7 million with estimated useful life of five years, core technology of $6.6 million with estimated useful life of eight years, and trademark and domain name of $5.6 million with estimated useful life of ten years. In addition, there was no acquisition in 2019.

The consideration of acquisition of Yizhibo was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

As of October 1, 2018
(In thousands)
Consideration	$50,000

Property and equipment, net	$466
Identifiable intangible assets acquired	21,942
Other tangible assets	2,874
Liabilities assumed	(2,434)
Goodwill	27,152
Total	$50,000

The acquisition mentioned above resulted in an increase of $28.0 million to revenues and an immaterial impact to net income for 2018. It did not have a material impact on the Group’s consolidated financial statements; therefore, pro forma disclosures have not been presented.

On October 31, 2020, the Group entered into a series of share purchase agreements with then existing shareholders of Shanghai Jiamian Information Technology Co., Ltd. or JM Tech, which provides online interactive entertainment services, to acquire the majority of JM Tech’s equity interest, with a total consideration of $218.6 million. The Group also entered into a contingent payment arrangement and a contingent allocation arrangement over JM Tech’s earnings with the founder and CEO of the company, both of which are subject to a service period through December 31, 2022 and certain performance conditions. The Group accounted for these arrangements as compensation expenses over the required service period when it is probable that the performance conditions will be met. The transaction was reflected in the Group’s consolidated financial statements from November 1, 2020. An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on acquisition date included launched games and products in development stage of $124.2 million with estimated lives ranging from four to ten years. The intangible assets were measured at fair value upon acquisition primarily using valuation techniques under the income approach. Key assumptions used in determining the fair value of these intangible assets include cash flow forecasts, the revenue growth rates and the discount rate.

The consideration of acquisition of JM Tech was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of October 31, 2020
(In thousands)
Consideration	$218,590
Redeemable non-controlling interest (Note 18)	55,192
Non-controlling interest	16,133
Total	$289,915

Short-term investments acquired	$155,205
Other assets acquired	26,087
Identifiable intangible assets acquired	124,196
Goodwill	30,075
Liabilities assumed	(45,648)
Total	$289,915

JM Tech contributed $11.5 million of revenues and $7.2 million of net income to the Group in 2020. It did not have a material impact on the Group’s consolidated financial statements; therefore, pro forma disclosures have not been presented.

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising &	Value-added
	Marketing	services	Total

	(In thousands)
Balance as of December 31, 2017	$2,318	$11,102	$13,420
Acquisition of Yizhibo	27,152	—	27,152
Impairment	—	(10,554)	(10,554)
Currency translation adjustment	(124)	(548)	(672)
Balance as of December 31, 2018	$29,346	$—	$29,346
Currency translation adjustment	(357)	—	(357)
Balance as of December 31, 2019	$28,989	$—	$28,989
Acquisition of JM Tech	—	30,075	30,075
Currency translation adjustment	1,910	738	2,648
Balance as of December 31, 2020	$30,899	$30,813	$61,712

The Group performs at least annually a qualitative analysis on the goodwill arising from acquisitions taking into consideration the events and circumstances listed in ASC350 Intangibles—Goodwill and Other , including consideration of macroeconomic factors, industry and market conditions, share price of the Group, and overall financial performance, in addition to other entity-specific factors. Based on the analysis, the Group recognized an impairment charge of $10.6 million for the goodwill arising from certain acquisitions under value-added services segment due to their unsatisfied financial performance and decline in forecasted revenues in 2018. No impairment provision was recorded for the years ended December 31, 2019 and 2020.

The following table summarizes the Group’s intangible assets arising from acquisitions:

	As of December 31, 2019			As of December 31, 2020
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In thousand)			(In thousand)
Games	$—	$—	$—	$127,238	$(2,199)	$125,039
Technology	8,869	(3,351)	5,518	9,544	(4,417)	5,127
Trademark and Domain name	5,555	(724)	4,831	12,788	(1,542)	11,246
Supplier-relationship	9,619	(2,444)	7,175	10,253	(4,689)	5,564
Others	2,298	(2,298)	—	2,449	(2,449)	—
Total	$26,341	$(8,817)	$17,524	$162,272	$(15,296)	$146,976

The amortization expenses for intangible assets were $1.3 million, $3.4 million and $5.7 million for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, estimated amortization expenses for future periods are expected as follows:

Year Ended December 31,	(In thousands)
2021	$17,633
2022	17,630
2023	16,942
2024	15,413
2025 and thereafter	79,358
Total expected amortization expenses	$146,976